Profit from Operations - Other Adjusting Items - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit From Operations [Line Items]
Changes in inventories of finished goods and work in progress	£ 513	£ (44)	£ (184)
South Korea Sales Tax
Profit From Operations [Line Items]
Recognized sales tax and penalties		£ 53
Agrokor
Profit From Operations [Line Items]
Impairment of assets	69
Reynolds American Inc.
Profit From Operations [Line Items]
Changes in inventories of finished goods and work in progress	£ 465